Other Assets - Activity in Allowance for Credit Losses (Details) - Customer portfolio segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Activity in allowance for credit losses related to customer financing receivables, net
Balance at beginning of year	$ (71)	$ (50)	$ (32)
Provisions, net	8	(29)	(37)
Amounts written off as uncollectible	10	8	24
Other	0	0	(5)
Balance at end of year	$ (52)	$ (71)	$ (50)